Derivative Instruments (Derivative (losses) gains in the consolidated statements of operations) (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Gains (Losses) [Line Items]
Change in fair value of commodity price derivatives	$ (13,807)
Settlement gains on commodity price derivatives	1,692
Total derivative (losses) gains	$ (12,115)
Predecessor
Derivative Gains (Losses) [Line Items]
Change in fair value of commodity price derivatives		$ 46,721	$ (35,554)	$ (176,607)	$ (88,317)	$ 228,903
Settlement gains on commodity price derivatives		1,285	47,486	62,626	218,210	2,417
Settlement gains on early terminations of commodity price derivatives				91,144	15,395
Total derivative (losses) gains		$ 48,006	$ 11,932	$ (22,837)	$ 145,288	$ 231,320